OPERATING LEASE (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 25, 2019	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Base rent obligation	$ 33,825
Present value of lease payments						$ 1,405,804
Lease term		3 years 6 months		3 years 6 months		3 years 3 months
Weighted average discount rate		15.00%		15.00%		15.00%
Operating lease rent expense		$ 107,117	$ 106,920	$ 321,153	$ 322,103	$ 429,022	$ 423,121